Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 124,390			$ 129,471
Goodwill	11,319			11,551
Intangible assets	17,808			18,355
Investments in joint ventures	8,293			7,994
Investments in associates	17,835			16,991
Other investments	1,284			1,245
Subsidiaries - equity-accounted basis	0			0
Fixed assets	180,929			185,607
Loans	505			646
Trade and other receivables	1,472			1,434
Derivative financial instruments	4,633			4,110
Prepayments	1,134			1,112
Deferred tax assets	3,908			4,469
Defined benefit pension plan surpluses	6,354			4,169
Non-current assets	198,935			201,547
Current assets
Loans	298			190
Inventories	21,004			19,011
Trade and other receivables	25,130			24,849
Derivative financial instruments	3,614			3,032
Prepayments	1,277			1,414
Current tax receivable	783			761
Other investments	106			125
Cash and cash equivalents	22,185	$ 22,242	$ 25,575	25,586	$ 23,270	$ 23,794	$ 23,484
Current assets other than assets classified as held for sale	74,397			74,968
Assets classified as held for sale (Note 3)	2,294			0
Current assets	76,691			74,968
Total assets	275,626			276,515
Current liabilities
Trade and other payables	46,635			44,209
Derivative financial instruments	3,643			2,808
Accruals	3,741			4,960
Finance debt	10,625			7,739
Current tax payable	2,283			1,686
Provisions	2,313			3,324
Current liabilities other than liabilities directly associated with assets classified as held for sale	69,240			64,726
Liabilities directly associated with assets classified as held for sale (Note 3)	291			0
Current liabilities	69,531			64,726
Non-current liabilities
Other payables	13,696			13,889
Derivative financial instruments	5,126			3,761
Accruals	599			505
Finance debt	49,733			55,491
Deferred tax liabilities	8,828		7,946	7,982
Provisions	17,783			20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	8,560			9,137
Non-current liabilities	104,325			111,385
Total liabilities	173,856			176,111
Net assets	101,770		100,224	100,404
Equity
BP shareholders’ equity	99,821			98,491
Non-controlling interests	1,949			1,913
Total equity	101,770		100,224	100,404	98,461		96,843
Reportable Legal Entities | Issuer
Non-current assets
Property, plant and equipment	4,577			6,973
Goodwill	0			0
Intangible assets	588			585
Investments in joint ventures	0			0
Investments in associates	0			0
Other investments	0			0
Subsidiaries - equity-accounted basis	0			0
Fixed assets	5,165			7,558
Loans	0			1
Trade and other receivables	0			0
Derivative financial instruments	0			0
Prepayments	0			0
Deferred tax assets	0			0
Defined benefit pension plan surpluses	0			0
Non-current assets	5,165			7,559
Current assets
Loans	0			0
Inventories	354			274
Trade and other receivables	2,600			2,206
Derivative financial instruments	0			0
Prepayments	49			2
Current tax receivable	0			0
Other investments	0			0
Cash and cash equivalents	0			0	0		0
Current assets other than assets classified as held for sale	3,003
Assets classified as held for sale (Note 3)	2,138
Current assets	5,141			2,482
Total assets	10,306			10,041
Current liabilities
Trade and other payables	544			673
Derivative financial instruments	0			0
Accruals	77			115
Finance debt	0			0
Current tax payable	77			0
Provisions	1			1
Current liabilities other than liabilities directly associated with assets classified as held for sale	699
Liabilities directly associated with assets classified as held for sale (Note 3)	291
Current liabilities	990			789
Non-current liabilities
Other payables	1			0
Derivative financial instruments	0			0
Accruals	0			0
Finance debt	0			0
Deferred tax liabilities	861			838
Provisions	733			1,222
Defined benefit pension plan and other post-retirement benefit plan deficits	0			0
Non-current liabilities	1,595			2,060
Total liabilities	2,585			2,849
Net assets	7,721			7,192
Equity
BP shareholders’ equity	7,721			7,192
Non-controlling interests	0			0
Total equity	7,721			7,192
Reportable Legal Entities | Guarantor
Non-current assets
Property, plant and equipment	0			0
Goodwill	0			0
Intangible assets	0			0
Investments in joint ventures	0			0
Investments in associates	2			2
Other investments	0			0
Subsidiaries - equity-accounted basis	165,566			161,840
Fixed assets	165,568			161,842
Loans	0			0
Trade and other receivables	2,433			2,623
Derivative financial instruments	0			0
Prepayments	0			0
Deferred tax assets	0			0
Defined benefit pension plan surpluses	5,708			3,838
Non-current assets	173,709			168,303
Current assets
Loans	0			0
Inventories	0			0
Trade and other receivables	294			293
Derivative financial instruments	0			0
Prepayments	0			0
Current tax receivable	0			0
Other investments	0			0
Cash and cash equivalents	15			10	0		50
Current assets other than assets classified as held for sale	309
Assets classified as held for sale (Note 3)	0
Current assets	309			303
Total assets	174,018			168,606
Current liabilities
Trade and other payables	12,117			7,843
Derivative financial instruments	0			0
Accruals	59			60
Finance debt	0			0
Current tax payable	48			0
Provisions	0			0
Current liabilities other than liabilities directly associated with assets classified as held for sale	12,224
Liabilities directly associated with assets classified as held for sale (Note 3)	0
Current liabilities	12,224			7,903
Non-current liabilities
Other payables	33,888			34,104
Derivative financial instruments	0			0
Accruals	0			0
Finance debt	0			0
Deferred tax liabilities	1,337			1,337
Provisions	0			0
Defined benefit pension plan and other post-retirement benefit plan deficits	198			221
Non-current liabilities	35,423			35,662
Total liabilities	47,647			43,565
Net assets	126,371			125,041
Equity
BP shareholders’ equity	126,371			125,041
Non-controlling interests	0			0
Total equity	126,371			125,041
Reportable Legal Entities | Other subsidiaries
Non-current assets
Property, plant and equipment	119,813			122,498
Goodwill	11,319			11,551
Intangible assets	17,220			17,770
Investments in joint ventures	8,293			7,994
Investments in associates	17,833			16,989
Other investments	1,284			1,245
Subsidiaries - equity-accounted basis	0			0
Fixed assets	175,762			178,047
Loans	34,393			34,701
Trade and other receivables	1,472			1,434
Derivative financial instruments	4,633			4,110
Prepayments	1,134			1,112
Deferred tax assets	3,908			4,469
Defined benefit pension plan surpluses	646			331
Non-current assets	221,948			224,204
Current assets
Loans	298			190
Inventories	20,650			18,737
Trade and other receivables	37,130			32,691
Derivative financial instruments	3,614			3,032
Prepayments	1,228			1,412
Current tax receivable	783			761
Other investments	106			125
Cash and cash equivalents	22,170		$ 25,565	25,576	$ 23,270		$ 23,434
Current assets other than assets classified as held for sale	85,979
Assets classified as held for sale (Note 3)	156
Current assets	86,135			82,524
Total assets	308,083			306,728
Current liabilities
Trade and other payables	48,868			46,034
Derivative financial instruments	3,643			2,808
Accruals	3,605			4,785
Finance debt	10,625			7,739
Current tax payable	2,158			1,686
Provisions	2,312			3,323
Current liabilities other than liabilities directly associated with assets classified as held for sale	71,211
Liabilities directly associated with assets classified as held for sale (Note 3)	0
Current liabilities	71,211			66,375
Non-current liabilities
Other payables	16,128			16,464
Derivative financial instruments	5,126			3,761
Accruals	599			505
Finance debt	49,733			55,491
Deferred tax liabilities	6,630			5,807
Provisions	17,050			19,398
Defined benefit pension plan and other post-retirement benefit plan deficits	8,362			8,916
Non-current liabilities	103,628			110,342
Total liabilities	174,839			176,717
Net assets	133,244			130,011
Equity
BP shareholders’ equity	131,295			128,098
Non-controlling interests	1,949			1,913
Total equity	133,244			130,011
Eliminations and reclassifications
Non-current assets
Property, plant and equipment	0			0
Goodwill	0			0
Intangible assets	0			0
Investments in joint ventures	0			0
Investments in associates	0			0
Other investments	0			0
Subsidiaries - equity-accounted basis	(165,566)			(161,840)
Fixed assets	(165,566)			(161,840)
Loans	(33,888)			(34,056)
Trade and other receivables	(2,433)			(2,623)
Derivative financial instruments	0			0
Prepayments	0			0
Deferred tax assets	0			0
Defined benefit pension plan surpluses	0			0
Non-current assets	(201,887)			(198,519)
Current assets
Loans	0			0
Inventories	0			0
Trade and other receivables	(14,894)			(10,341)
Derivative financial instruments	0			0
Prepayments	0			0
Current tax receivable	0			0
Other investments	0			0
Cash and cash equivalents	0			0
Current assets other than assets classified as held for sale	(14,894)
Assets classified as held for sale (Note 3)	0
Current assets	(14,894)			(10,341)
Total assets	(216,781)			(208,860)
Current liabilities
Trade and other payables	(14,894)			(10,341)
Derivative financial instruments	0			0
Accruals	0			0
Finance debt	0			0
Current tax payable	0			0
Provisions	0			0
Current liabilities other than liabilities directly associated with assets classified as held for sale	(14,894)
Liabilities directly associated with assets classified as held for sale (Note 3)	0
Current liabilities	(14,894)			(10,341)
Non-current liabilities
Other payables	(36,321)			(36,679)
Derivative financial instruments	0			0
Accruals	0			0
Finance debt	0			0
Deferred tax liabilities	0			0
Provisions	0			0
Defined benefit pension plan and other post-retirement benefit plan deficits	0			0
Non-current liabilities	(36,321)			(36,679)
Total liabilities	(51,215)			(47,020)
Net assets	(165,566)			(161,840)
Equity
BP shareholders’ equity	(165,566)			(161,840)
Non-controlling interests	0			0
Total equity	$ (165,566)			$ (161,840)